Impairment losses and goodwill - Impairment - Addititional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of goodwill		€ 54	€ 56
Impairment of non-current assets	€ 30	(73)	49
Jordan Telecom and subsidiaries [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Effect on the recoverable amount		800	700
Impairment of goodwill		€ 54	€ 56
Net carrying value of asset tested (as a percent)		100.00%	100.00%
Niger, cash generating unit [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of non-current assets			€ 43
Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Reversal of impairment loss recognised in profit or loss, goodwill		€ 89
Impairment of non-current assets	€ (1)	€ (89)	€ 4
Orange Romania [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Terminal value cash flows	(9.00%)
Spain, operating segment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Terminal value cash flows	0.00%	(11.00%)	(26.00%)
Discount rate after tax	0.01%	0.54%	1.44%
Perpetual growth rate	(0.01%)	(0.63%)	(1.73%)